Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments Recorded at Fair Value on a Recurring Basis

The following tables present the Company’s fair value hierarchy for its financial liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value (in thousands):

	Fair Value Measurements at June 30, 2026
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	-	-	72	72
Forward Purchase derivative liability	-	-	8,084	8,084
	$-	$-	$8,156	$8,156

	Fair Value Measurements at December 31, 2025
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant Liability	-	-	121	121
Forward purchase Derivative liability	-	-	9,692	9,692
	$-	$-	$9,813	$9,813

The following tables present the Company’s fair value hierarchy for its financial liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value (in thousands):

	Fair Value Measurements at December 31, 2025
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	-	-	$121	$121
Forward Purchase derivative liability (Refer Note 21. Forward Purchase agreement)	-	-	$9,692	$9,692
	$-	$-	$9,813	$9,813

	Fair Value Measurements at December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Related Party convertible Notes Payable, at fair value (Refer Note 10. Long-Term Debt)	$-	$-	$6,524	$6,524
Convertible Notes at Fair Value (Refer Note 10. Long-Term Debt)	-	-	$8,986	$8,986
Warrant liability	-	-	$945	$945
	$-	$-	$16,455	$16,455

Schedule of Change in Fair Value of Warrant Liability

The following table shows the change in the fair value of the warrant liability (in thousands):

Amount
Balance as of December 31, 2024	$945
Change in fair value of warrant liabilities	$26
Balance as of March 31, 2025	$971
Change in fair value of warrant liabilities	(122)
Balance as of June 30, 2025	$849

Amount
Balance as of December 31, 2025	$121
Change in fair value of warrant liabilities	$(59)
Balance as of March 31, 2026	$62
Change in fair value of warrant liabilities	10
Balance as of June 30, 2026	$72

The following table shows the change in the fair value of the warrant liability (in thousands):

Amount
Balance as of December 31, 2023	$430
Change in fair value of warrant liabilities	515
Balance as of December 31, 2024	$945

Amount
Balance as of December 31, 2024	$945
Change in fair value of warrant liabilities	$(824)
Balance as of December 31, 2025	$121

Schedule of Reconciliation of the Forward Purchase Derivative Liability

Amount
Balance as of December 31, 2025	9,692
Change in fair value of forward purchase derivative liabilities	(1,588)
Balance as of March 31, 2026	8,104
Change in fair value of forward purchase derivative liabilities	(20)
Balance as of June 30, 2026	8,084

Amount
Balance as of December 31, 2024	Nil
Forward purchase derivative recognized in connection with the merger on October 22, 2025	8,616
Change in fair value of forward purchase derivative liabilities	1,076
Balance as of December 31, 2025	9,692

Schedule of Unobservable Assumptions Were Used in Determining the Fair Value of the Forward Purchase Derivative Liability	The following unobservable assumptions were used in determining the fair value of the forward purchase derivative liability at Closing
Equity volatility	65%

Schedule of Change in Fair Value of the Convertible Notes at Fair Value

The following table shows the change in the fair value of the Convertible Notes measured at Fair Value (in thousands):

	Related party Convertible Note payable at fair value	January 2024 Convertible Notes	Total
Balance as of December 31, 2024	$6,524	$8,986	$15,510
Change in fair value of related party convertible note, convertible notes at fair value	(548)	(994)	(1,542)
Balance as of March 31, 2025	$5,976	$7,992	$13,968
Change in fair value of related party convertible note, convertible notes at fair value	1,804	1,178	2,982
Balance as of June 30, 2025	$7,780	$9,170	$16,950

Balance as of December 31, 2025	$-	$-	$-
Change in fair value of related party convertible note, convertible notes at fair value	-	-	-
Balance as of March 31, 2026
Change in fair value of related party convertible note, convertible notes at fair value
Balance as of June 30, 2026	$-	$-	$-

The following table shows the change in the fair value of the Convertible Notes measured at Fair Value and forward purchase derivative liability (in thousands):

	Related party Convertible Note payable at fair value	January 2024 Convertible Notes	Forward Purchase Derivative Liability
Balance as of December 31, 2023	$3,764	$-	-
Issuance of convertible notes at fair value	-	$6,500	-
Gain on extinguishment of debt recorded as a capital transaction	(343)	-	-
Change in fair value of related party note and convertible notes at fair value	3,103	2,486	-
Balance as of December 31, 2024	$6,524	$8,986	-

Balance as of December 31, 2024	$6,524	$8,986
Forward purchase derivative recognized in connection with the merger on October 22, 2025			8,616
Change in fair value of Related Party Convertible note, Convertible Notes at Fair Value and Forward Purchase derivative liability	(2,056)	(3,664)	1,076
Conversion into Fusemachines Inc. common stock to give effect of reverse capitalization of the merger (Refer Note 20)	(4,168)	(5,322)	-
Reclassification from convertible note payable*	(300)
Balance as of December 31, 2025	$-	$-	$9,692

*	In connection with the Business Combination on October 22, 2025, all outstanding convertible notes, including both related party and third-party balances, were converted into equity in accordance with their respective terms. Accordingly, no convertible notes remained outstanding as of December 31, 2025, except for the note related to Dolma Impact Fund I (“Dolma”) amounting to $300 thousand, which was reclassified from a convertible note to a related party note payable on demand.

Schedule of Probability-Weighted Valuation Model Used to Value the Convertible Notes at Fair Value

The following table sets forth the significant inputs to the probability-weighted valuation model used to value the Convertible Notes at Fair Value as of December 31, 2024:

2019 and 2021 Convertible Notes

Type of Events	Expected Date	Probability of Event	Discount rate
SPAC transaction	4/3/2025	75%	54%
Maturity	2/28/2026	10%	54%
Default feature	NA	15%	54%

January 2024 Convertible Notes

Type of Events	Expected Date	Probability of Event	Discount rate
SPAC transaction	4/3/2025	75%	45%
Maturity	7/12/2025	10%	45%
Default feature	7/12/2025	15%	45%